Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Details) - XCEL 401(k) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Net Asset Available for Benefit	$ 3,503,037,791	$ 3,093,250,739
EBP, Reconciliation to Form 5500, Payment to Participant, Increase (Decrease) from Deemed Distribution	(117,491)	(159,575)
EBP, Form 5500 Caption, Net Assets	3,502,920,300	$ 3,093,091,164
EBP, Reconciliation to Form 5500, Note Receivable, Deemed Distribution	42,084
EBP, Form 5500 Caption, Net Income (Loss)	$ 409,829,136
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits and net decrease in net assets available for benefits per the financial statements to net assets and net income per the Form 5500 as of Dec. 31, 2025 and 2024, as applicable:

	2025	2024
Net assets available for benefits per the financial statements	$3,503,037,791	$3,093,250,739
Deemed distributions of participant loans	(117,491)	(159,575)
Net assets available for benefits per the Form 5500	$3,502,920,300	$3,093,091,164

2025
Increase in net assets available for benefit per the financial statements	409,787,052
Deemed distributions activity	42,084
Net income per the Form 5500	$409,829,136